Expense Example - Class K - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND - Class K	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	$ 713